SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of the year	$ 260,167	$ 236,412
Obligations recognized	27,859
Obligations derecognized		(287)
Revisions of estimates	68,159	(7,934)
Accretion expense	36,792	31,976
Asset retirement obligations, ending of the year	$ 392,977	$ 260,167